Other Comprehensive Income (Tables)	3 Months Ended
Mar. 31, 2014
Other Comprehensive Income (Tables) [Abstract]
Other Comprehensive Income Rollforward [Text Block]
	Gain (Loss) related to cash flow hedges	Actuarial gain (loss) on defined benefit pension plans	Gain (Loss) related to foreign-currency translation	Total, before non-controlling interests	Non-controlling interests	Total
Balance at December 31, 2012	$(138,341)	$(179,423)	$(174,349)	$(492,113)	$2,869	$(489,244)
Other comprehensive income (loss) before reclassifications	8,031	-	(66,210)	(58,179)	(1,982)	(60,161)
Amounts reclassified from AOCI	3,639	3,941	-	7,580	-	7,580
Other comprehensive income (loss) after reclassifications	11,670	3,941	(66,210)	(50,599)	(1,982)	(52,581)
Balance at March 31, 2013	$(126,671)	$(175,482)	$(240,559)	$(542,712)	$887	$(541,825)

Balance at December 31, 2013	$(121,856)	$(141,987)	$(286,744)	$(550,587)	$825	$(549,762)
Other comprehensive income (loss) before reclassifications	(556)	-	(47,023)	(47,579)	(33)	(47,612)
Amounts reclassified from AOCI	5,579	2,740	-	8,319	-	8,319
Other comprehensive income (loss) after reclassifications	5,023	2,740	(47,023)	(39,260)	(33)	(39,293)
Balance at March 31, 2014	$(116,833)	$(139,247)	$(333,767)	$(589,847)	$792	$(589,055)

Other Comprehensive Income Reclassifications [Text Block]
Details about AOCI Components	Amount of (Gain) Loss reclassified from AOCI in Income		Location of (Gain) Loss reclassified from AOCI in Income
	For the three months ended March 31,
	2014	2013
(Gain) Loss related to cash flow hedges
Interest rate contracts	$7,358	$6,365	Interest income/expense
Foreign exchange contracts	571	(1,345)	Costs of Revenue
Foreign exchange contracts	-	416	Interest income/expense
	7,929	5,436	Total before tax
	(2,350)	(1,797)	Tax expense or benefit
	$5,579	$3,639	Net of tax

Actuarial (Gain) Loss on defined benefit pension plans
Amortization of unrealized (gain) /loss	4,354	6,398	(1)
	4,354	6,398	Total before tax
	(1,614)	(2,457)	Tax expense or benefit
	$2,740	$3,941	Net of tax
Total reclassifications for the period	$8,319	$7,580	Net of tax

(1) Included in the computation of net periodic pension cost (see Note 7 for additional details).